Recent developments - Transaction with Capitol Investment Corp. V	6 Months Ended
Jun. 30, 2021
Reverse Recapitalization [Abstract]
Recent developments - Transaction with Capitol Investment Corp. V	Recent developments – Transaction with Capitol Investment Corp. V
On March 2, 2021, the Company entered into a merger agreement with Capitol Investment Corp. V (“Capitol”), a blank check company incorporated in the State of Delaware and formed for the purpose of effecting a merger. Pursuant to the agreement, a newly formed subsidiary of Capitol was merged with and into Doma (“the Business Combination”). Pursuant to a special meeting in lieu of an annual meeting, on July 27, 2021 Capitol’s stockholders approved the business combination. On July 28, 2021 (the “Closing Date”) the Business Combination was consummated and Doma survived the merger and became a wholly-owned subsidiary of Capitol, which was renamed Doma Holdings, Inc. The Business Combination was accounted for as a reverse recapitalization and Capitol will be treated as the acquired company for financial statement reporting purposes. Doma was deemed the predecessor and New Doma will be the successor SEC registrant, meaning that Doma’s financial statements for periods prior to the consummation of the Business Combination will be disclosed in Doma’s future periodic reports. No goodwill or other intangible assets were recorded, in accordance with GAAP. The Business Combination will have a significant impact on Doma’s future reported financial position and results as a consequence of the reverse capitalization.
The most significant change in Doma’s future reported financial position and results is an estimated net increase in cash (as compared to our consolidated balance sheet at June 30, 2021) of approximately $266.5 million. The increase in cash includes approximately $50.2 million in proceeds from Capitol, net of redemptions, and $300.0 million in proceeds from the private investment in public equity (“PIPE Investment”) that was consummated substantially simultaneously with the Business Combination. These increases in cash were offset by additional transaction costs incurred in connection with the Business Combination. The total estimated transaction costs directly attributable to the Business Combination are approximately $65.7 million, of which $12.1 million represents deferred underwriter fees related to Capitol’s initial public offering.